20 Provision for legal proceedings (Tables)	12 Months Ended
Dec. 31, 2020
Provision For Legal Proceedings
Schedule of provision for contingencies

The provision for legal proceeding is estimated by the Company and supported by its legal counsel, for an amount considered sufficient to cover probable losses.

	Tax claims	Social security and labor	Civil	Total
Balance as of December 31, 2019	221	75	53	349
Additions	27	42	79	148
Reversals	(9)	(43)	(19)	(71)
Payments	(1)	(5)	(35)	(41)
Monetary correction	1	8	3	12
Conversion adjustment to reporting currency	18	2	4	24
Discontinued operation	(88)	(16)	(35)	(139)
Balance as of December 31, 2020	169	63	50	282
				-
	Tax claims	Social security and labor	Civil	Total
Balance as of December 31, 2018	147	53	36	236
Additions	16	12	13	41
Reversals	(10)	(8)	(4)	(22)
Payments	(13)	(2)	(7)	(22)
Monetary correction	3	7	1	11
Business combinations	76	13	14	103
Exchange rate changes	2	—	—	2
Balance as of December 31, 2019	221	75	53	349

	Tax claims	Social security and labor	Civil	Total
Balance as of December 31, 2017	199	52	33	284
Additions	2	8	10	20
Reversals	(49)	(11)	(6)	(66)
Payments	—	(2)	(4)	(6)
Monetary correction	(5)	6	3	4
Balance as of December 31, 2018	147	53	36	236

Schedule of guarantees
Lawsuits	Real properties	Letter of guarantees	Total

Tax	18	290	308
Labor	—	101	101
Civil and others	—	21	21
Total	18	412	430

Schedule of judicial deposits	The Company recorded amounts referring to judicial deposits in its assets as follows.
	As of December 31,
Lawsuits	2020	2019
Tax	64	69
Labor	67	43
Civil and others	3	9
Total	134	121